Note 7 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Total	$ 1,786,652	$ 1,647,813	$ 1,574,249
Operating Leases, Rent Expense, Net, Total	$ 443,000	$ 427,000	$ 437,000